IntangibleAssets, Net - Schedule of Future Amortization of Intangible Assets (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021	$ 6,345
2022	6,003
2023	5,496
2024	1,021
2025	$ 1,021